Gains/(losses) on financial assets and liabilities (net) (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	$ 1,484	$ 3,458	$ 3,760
Fair value hedges
Financial instruments
Fair value hedge - hedged items	(606)	341	375
Fair value hedge - hedging derivative instruments	474	(117)	(363)
Cash flow hedges
Financial instruments
Cash flow hedge inefficiency	(2)	2	2
Financial instruments held for trading, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total		3,223	3,626
Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	1,687
Available-for-sale financial instruments, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	(69)	9	120
Hedging derivatives, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	(134)	226	14
Fair value hedge - hedged items	(606)	341	375
Fair value hedge - hedging derivative instruments	474	(117)	(363)
Cash flow hedge inefficiency	(2)	2	2
Debt instruments. | Financial instruments held for trading, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total		494	784
Debt instruments. | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	166
Equity instruments. | Financial instruments held for trading, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total		29	109
Equity instruments. | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	35
Trading derivatives | Financial instruments held for trading, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total		2,736	2,765
Trading derivatives | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	1,482
Other financial instruments | Financial instruments held for trading, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total		$ (36)	$ (32)
Other financial instruments | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	$ 4